Cash, Cash Equivalents and Short-Term Investments (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Categories of current financial assets [abstract]
Interest income	$ 5,187	$ 2,115